Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operation	$ (1,028,074)	$ (3,135,450)
Net loss discontinued operation	(228,778)	(1,528,964)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	30,926	78,788
Imputed interest on a related party loan	(84,342)
Provision for inventories	30,507	42,221
Depreciation and amortization	332,349	332,367
Share-based compensation	21,250	360,738
Gain on short-term investments	(17,778)
Fair value changes in contingent asset		310,667
Loss from long-term investment	93,799	45,906
Impairment loss of goodwill		1,362,044
Deferred tax (benefit) expense	11,842	(79,488)
Changes in operating assets and liabilities:
Accounts receivable	855,207	(1,161,307)
Notes receivable	(156,298)	(44,837)
Advances to suppliers	5,394,854	(4,185,829)
Inventories	(4,335,000)	(3,429,869)
Amounts due from related parties, current	377,310	(13,419)
Prepaid expenses and other current assets	(241,306)	(1,292,014)
Accounts payable	(23,604)	3,552
Advances from customers	(35,519)	217,523
Income tax payable	(5,080)	(5,384)
Amounts due to related parties, current	(410,459)
Accrued expenses and other payables	(606,455)	(255,268)
Net cash (used in) provided by operating activities from continuing operations	204,129	(10,849,059)
Net cash provided by operating activities from discontinued operations	750,707	138,853
Net cash (used in) provided by operating activities	954,836	(10,710,206)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(443,009)	(3,342,151)
Prepayment for construction in progress	(1,299,447)
Proceed from redemption of a short-term investment	1,574,882
Purchase of a short-term investment		(1,500,000)
Prepayment for intent long-term investment		(3,219,361)
Loans to related parties	(3,043,743)	(2,778,965)
Collection of loans to related parties	691,486
Net cash used in investing activities from continuing operations	(2,519,831)	(10,840,477)
Net cash provided by investing activities from discontinued operations	203,511	427,990
Net cash used in investing activities	(2,316,320)	(10,412,487)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings		2,581,039
Repayments of short-term borrowings	(1,438,292)	(735,457)
Proceeds from long-term borrowings		2,483,903
Loans from related parties	389,893	80,000
Repayments of loans from related parties	(622,338)
Repayment of loans from third parties	(1,382,973)
Net cash provided by (used in) financing activities from continuing operations	(3,053,710)	4,409,485
Net cash (used in) provided by financing activities from discontinued operation	36,428	113,260
Net cash provided by (used in) financing activities	(3,017,282)	4,522,745
Effect of exchange rate changes	310,143	3,272
Net decrease in cash, cash equivalents and restricted cash	(4,068,623)	(16,596,676)
Cash, cash equivalents and restricted cash, at beginning of the period	4,459,307	17,253,995
Cash, cash equivalents and restricted cash, at end of the period	390,684	657,319
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	389,903	656,468
Restricted cash	781	851
Total cash, cash equivalents, and restricted cash	390,684	657,319
Less: cash and cash equivalents from the discontinued operations, end of the period	18,122	16,443
Cash and cash equivalent from the continuing operations, end of the period	372,562	640,876
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	9,996	12,450
Interest paid	73,001	30,121
Warrant shares exercised via cashless option	120,000
Recognition of right-of use assets and lease liabilities	$ 2,685	$ 70,688